Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,556,894,100

OSFI Covered Bond Ratio(2)			2.55%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at July 31, 2019.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,556,894,100

A = Lesser of (i) LTV Adjusted Loan Balance and			38,542,923,975		A (i)	40,615,255,050
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	38,542,923,975
B = Principal Receipts up to Calculation Date not otherwise applied			22,414,572		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			342,361,409
Total: A + B + C + D + E - F			38,222,977,139

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			106.2%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			25,881,419,120

A = lesser of (i) Present Value of outstanding loan balance of			40,589,217,753
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			22,414,572
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			40,611,632,325

Intercompany Loan Balance

Guarantee Loan			26,924,943,799
Demand Loan			15,073,092,357
Total			41,998,036,157

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage annualized)
October 31, 2019	N/A		N/A

Portfolio Flow of Funds

	10/31/2019		9/30/2019
Cash Inflows
Principal Receipts	512,209,656.28		490,028,325.02
Sale of Loans	995,498,680.15		670,641,647.78
Revenue Receipts	90,817,127.65		99,016,999.16
Swap Receipts	-		-
Intercompany Loan Receipts	7,077,797,193.17		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(83,240,256.86)	(7)	(98,902,404.30)	(8)
Purchase of Loans	(7,274,369,202.26)		(164,101,964.39)
Intercompany Loan Repayment	(1,311,136,327.34)	(7)	(1,245,329,126.39)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(1,723.30)		(5,082.76)
Net Inflows/(Outflows)	7,575,147.49		(248,651,605.88)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month,

being 3.0388%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on November 18th, 2019.

(8) This amount was paid out on October 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$34,895,984,751
Current Month Ending Balance(1)	$40,611,398,299
Number of Mortgage Loans in Pool	181,160
Average Loan Size	$224,174
Number of Primary Borrowers	159,292
Number of Properties	150,708

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.84%
Weighted Average of Original LTV of Loansin the Portfolio(2)(5)	64.67%
Weighted Average of Authorized LTV of Loansin the Portfolio(3)(5)	74.23%
Weighted Average Seasoning of Loans in the Portfolio	26.42	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.03%
Weighted Average Original Term of Loans in the Portfolio	55.09	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	28.67	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	32.15	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	181,064	99.95%	40,585,176,834	99.94%
30 to 59 Days Past Due	76	0.04%	21,508,949	0.05%
60 to 89 Days Past Due	20	0.01%	4,712,516	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	21,140	11.67%	4,853,099,861	11.95%
British Columbia	27,371	15.11%	7,851,171,966	19.33%
Manitoba	3,576	1.97%	541,983,177	1.33%
New Brunswick	4,413	2.44%	462,288,173	1.14%
Newfoundland	4,644	2.56%	663,130,619	1.63%
Northwest Territories	66	0.04%	14,530,883	0.04%
Nova Scotia	6,775	3.74%	892,015,577	2.20%
Nunavut	-	0.00%	-	0.00%
Ontario	104,399	57.63%	23,643,622,299	58.22%
Prince Edward Island	937	0.52%	110,214,666	0.27%
Quebec	1,987	1.10%	466,248,890	1.15%
Saskatchewan	5,524	3.05%	1,048,345,345	2.58%
Yukon	328	0.18%	64,746,844	0.16%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,880	1.59%	615,512,238	1.52%
599 or less	1,174	0.65%	243,007,589	0.60%
600 - 650	2,602	1.44%	581,880,628	1.43%
651 - 700	8,101	4.47%	1,829,029,767	4.50%
701 - 750	18,697	10.32%	4,511,516,638	11.11%
751 - 800	28,638	15.81%	6,871,083,429	16.92%
801 and Above	119,068	65.73%	25,959,368,010	63.92%
Total	181,160	100.00%	40,611,398,299	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	145,431	80.28%	30,349,554,797	74.73%
Variable	35,729	19.72%	10,261,843,501	25.27%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	143,326	79.12%	29,285,606,696	72.11%
Non-STEP	37,834	20.88%	11,325,791,603	27.89%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,008	6.08%	2,422,172,067	5.96%
Owner Occupied	170,152	93.92%	38,189,226,232	94.04%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	20,436	11.28%	5,437,824,007	13.39%
2.5000 - 2.9999	80,633	44.51%	16,661,592,388	41.03%
3.0000 - 3.4999	46,274	25.54%	10,761,956,507	26.50%
3.5000 - 3.9999	32,829	18.12%	7,576,018,855	18.65%
4.0000 - 4.4999	538	0.30%	94,052,340	0.23%
4.5000 - 4.9999	212	0.12%	29,878,557	0.07%
5.0000 - 5.4999	23	0.01%	2,325,335	0.01%
5.5000 and Above	215	0.12%	47,750,312	0.12%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,301	10.10%	1,497,297,373	3.69%
20.01-25.00	7,797	4.30%	1,101,800,895	2.71%
25.01-30.00	9,372	5.17%	1,568,420,144	3.86%
30.01-35.00	11,439	6.31%	2,189,945,659	5.39%
35.01-40.00	13,496	7.45%	2,893,574,956	7.13%
40.01-45.00	15,882	8.77%	3,616,821,980	8.91%
45.01-50.00	17,495	9.66%	4,264,087,646	10.50%
50.01-55.00	17,354	9.58%	4,426,368,346	10.90%
55.01-60.00	16,302	9.00%	4,271,455,827	10.52%
60.01-65.00	15,060	8.31%	3,993,478,749	9.83%
65.01-70.00	12,384	6.84%	3,327,853,014	8.19%
70.01-75.00	11,813	6.52%	3,326,955,621	8.19%
75.01-80.00	11,899	6.57%	3,362,491,242	8.28%
80.01-90.00	2,279	1.26%	680,997,022	1.68%
90.01-100.00	225	0.12%	75,053,693	0.18%
Over 100.00	62	0.03%	14,796,133	0.04%
Total	181,160	100.00%	40,611,398,299	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	29,740	16.42%	5,560,999,455	13.69%
12.00 - 23.99	51,354	28.35%	10,911,890,923	26.87%
24.00 - 35.99	49,199	27.16%	11,567,467,188	28.48%
36.00 - 41.99	11,698	6.46%	2,798,752,694	6.89%
42.00 - 47.99	20,874	11.52%	5,232,100,211	12.88%
48.00 - 53.99	8,544	4.72%	2,192,457,305	5.40%
54.00 - 59.99	8,503	4.69%	2,118,586,009	5.22%
60.00 - 65.99	1,055	0.58%	193,922,136	0.48%
66.00 - 71.99	32	0.02%	7,334,937	0.02%
72.00 and Above	161	0.09%	27,887,440	0.07%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	43,108	23.80%	2,600,379,523	6.40%
100,000 - 149,999	28,432	15.69%	3,561,799,174	8.77%
150,000 - 199,999	26,050	14.38%	4,550,512,778	11.21%
200,000 - 249,999	22,019	12.15%	4,943,783,411	12.17%
250,000 - 299,999	17,673	9.76%	4,842,683,512	11.92%
300,000 - 349,999	12,726	7.02%	4,123,834,007	10.15%
350,000 - 399,999	9,306	5.14%	3,479,232,248	8.57%
400,000 - 449,999	5,411	2.99%	2,293,188,066	5.65%
450,000 - 499,999	4,261	2.35%	2,018,715,036	4.97%
500,000 - 549,999	3,046	1.68%	1,595,789,085	3.93%
550,000 - 599,999	2,446	1.35%	1,403,745,847	3.46%
600,000 - 649,999	1,798	0.99%	1,121,341,954	2.76%
650,000 - 699,999	1,167	0.64%	787,207,567	1.94%
700,000 - 749,999	863	0.48%	624,628,088	1.54%
750,000 - 799,999	652	0.36%	504,964,461	1.24%
800,000 - 849,999	530	0.29%	436,605,962	1.08%
850,000 - 899,999	424	0.23%	371,354,948	0.91%
900,000 - 949,999	299	0.17%	275,964,488	0.68%
950,000 - 999,999	222	0.12%	216,044,137	0.53%
1,000,000 or Greater	727	0.40%	859,624,005	2.12%
Total	181,160	100.00%	40,611,398,299	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,797	16.45%	6,324,868,592	15.57%
Single Family	147,066	81.18%	33,239,619,647	81.85%
Multi Family	3,705	2.05%	929,112,001	2.29%
Other	592	0.33%	117,798,059	0.29%
Total	181,160	100.00%	40,611,398,299	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	76,406,393	55,688,200	79,193,700	100,465,079	129,828,560	146,079,418	216,103,302	267,157,709	370,223,766	447,794,148	559,173,821	911,204,718	1,102,459,948	355,719,960	34,392,620	1,208,520	4,853,099,861	11.95%
	Current and Less Than 30 Days Past Due	76,297,415	55,688,200	79,193,700	99,749,738	129,775,103	146,079,418	215,957,195	267,157,709	369,685,319	447,621,749	558,869,940	909,606,804	1,101,896,604	354,937,018	34,392,620	1,208,520	4,848,117,051	99.90%
	30 to 59 Days Past Due	108,978	-	-	715,342	53,457	-	-	-	538,447	172,400	303,881	1,239,052	563,344	782,942	-	-	4,477,841	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	146,107	-	-	-	-	358,862	-	-	-	-	504,969	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	369,306,815	256,068,206	353,778,114	484,749,065	687,145,317	811,331,980	938,596,711	867,428,066	853,363,457	743,051,293	535,894,445	398,751,532	336,892,987	198,553,765	11,085,792	5,174,422	7,851,171,966	19.33%
	Current and Less Than 30 Days Past Due	369,306,815	256,068,206	353,620,202	482,745,008	686,445,046	810,683,066	937,698,906	866,187,463	853,363,457	741,903,836	535,894,445	398,751,532	336,892,987	198,553,765	10,720,273	5,174,422	7,844,009,429	99.91%
	30 to 59 Days Past Due	-	-	157,912	1,818,377	700,271	648,914	751,107	498,370	-	792,358	-	-	-	-	-	-	5,367,308	0.07%
	60 to 89 Days Past Due	-	-	-	185,679	-	-	146,699	742,233	-	355,099	-	-	-	-	365,519	-	1,795,229	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,947,497	8,111,289	11,071,079	15,903,037	20,926,263	31,849,928	36,267,629	51,373,714	61,953,498	72,291,266	100,473,184	70,121,674	51,291,097	1,138,601	263,418	-	541,983,177	1.33%
	Current and Less Than 30 Days Past Due	8,947,497	8,111,289	11,071,079	15,903,037	20,926,263	31,849,928	36,267,629	51,373,714	61,751,283	72,291,266	100,473,184	69,969,042	51,291,097	1,138,601	263,418	-	541,628,330	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	202,215	-	-	152,632	-	-	-	-	354,847	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,279,152	7,372,921	10,558,919	18,785,865	23,998,029	40,702,038	54,266,714	73,616,354	68,661,906	47,515,048	33,389,029	37,076,110	34,934,889	-	131,199	-	462,288,173	1.14%
	Current and Less Than 30 Days Past Due	11,279,152	7,372,921	10,558,919	18,785,865	23,998,029	40,702,038	54,266,714	73,417,988	68,661,906	47,416,685	33,389,029	37,076,110	34,934,889	-	131,199	-	461,991,443	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	198,366	-	98,363	-	-	-	-	-	-	296,729	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,186,384	4,766,705	6,265,793	10,214,564	15,809,503	19,653,561	27,138,475	37,081,655	45,250,134	61,859,840	81,985,857	149,832,448	188,347,285	7,882,926	619,207	236,283	663,130,619	1.63%
	Current and Less Than 30 Days Past Due	6,186,384	4,766,705	6,265,793	10,214,564	15,809,503	19,541,629	27,138,475	37,081,655	45,250,134	61,859,840	81,824,871	149,832,448	188,228,268	7,882,926	619,207	236,283	662,738,685	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	111,932	-	-	-	-	160,986	-	-	-	-	-	272,918	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	119,017	-	-	-	119,017	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	434,656	100,099	478,771	98,098	1,356,902	1,391,494	1,425,322	1,466,025	2,094,143	1,913,018	1,579,236	963,250	1,229,867	-	-	-	14,530,883	0.04%
	Current and Less Than 30 Days Past Due	434,656	100,099	478,771	98,098	1,356,902	1,391,494	1,425,322	1,466,025	2,094,143	1,913,018	1,579,236	963,250	1,229,867	-	-	-	14,530,883	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	17,856,435	13,204,517	18,398,792	23,179,434	37,797,371	57,428,088	67,717,372	105,794,913	104,561,285	148,037,777	142,053,267	87,321,079	68,665,247	-	-	-	892,015,577	2.20%
	Current and Less Than 30 Days Past Due	17,856,435	13,204,517	18,398,792	23,179,434	37,692,409	57,428,088	67,717,372	105,794,913	104,129,263	147,856,523	141,398,745	87,321,079	68,665,247	-	-	-	890,642,815	99.85%
	30 to 59 Days Past Due	-	-	-	-	104,962	-	-	-	317,861	40,927	654,522	-	-	-	-	-	1,118,272	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	114,162	140,328	-	-	-	-	-	-	254,490	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	978,290,226	731,614,502	1,058,072,635	1,484,473,542	1,902,464,365	2,415,826,660	2,780,034,923	2,776,192,168	2,553,306,057	2,307,944,496	1,719,754,383	1,533,324,690	1,249,229,286	116,775,686	28,141,771	8,176,909	23,643,622,299	58.22%
	Current and Less Than 30 Days Past Due	977,852,501	731,419,031	1,058,072,635	1,483,409,343	1,900,833,632	2,415,279,152	2,778,023,314	2,775,448,779	2,551,469,534	2,307,483,990	1,718,470,673	1,533,140,655	1,248,856,613	116,775,686	28,141,771	8,176,909	23,632,854,218	99.95%
	30 to 59 Days Past Due	418,476	195,472	-	965,430	1,551,322	547,507	2,011,609	743,389	1,494,500	217,638	676,185	184,035	-	-	-	-	9,005,563	0.04%
	60 to 89 Days Past Due	19,249	-	-	98,768	79,411	-	-	-	342,023	242,869	607,525	-	372,673	-	-	-	1,762,518	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,634,553	2,347,301	1,966,589	3,831,426	7,360,479	10,393,966	13,748,817	18,149,867	10,323,997	8,772,050	9,728,277	9,122,420	11,834,926	-	-	-	110,214,666	0.27%
	Current and Less Than 30 Days Past Due	2,634,553	2,347,301	1,966,589	3,831,426	7,360,479	10,393,966	13,748,817	18,149,867	10,323,997	8,772,050	9,728,277	9,122,420	11,834,926	-	-	-	110,214,666	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	4,375,474	3,935,778	4,862,644	10,257,152	11,586,110	13,490,419	16,830,864	23,662,920	24,676,444	34,762,300	41,959,609	47,539,330	227,051,818	838,344	419,685	-	466,248,890	1.15%
	Current and Less Than 30 Days Past Due	4,375,474	3,935,778	4,862,644	10,257,152	11,586,110	13,490,419	16,830,864	23,662,920	24,676,444	34,762,300	41,959,609	47,539,330	227,051,818	838,344	419,685	-	466,248,890	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,622,557	17,056,499	21,252,286	35,193,464	51,456,026	63,638,165	104,400,397	197,599,643	171,175,715	112,912,112	92,875,825	77,525,123	83,549,792	87,741	-	-	1,048,345,345	2.58%
	Current and Less Than 30 Days Past Due	19,622,557	17,056,499	21,252,286	35,193,464	51,456,026	63,638,165	104,400,397	197,599,643	170,712,570	112,483,493	92,875,825	77,525,123	83,549,792	87,741	-	-	1,047,453,581	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	186,852	428,619	-	-	-	-	-	-	615,470	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	276,293	-	-	-	-	-	-	-	276,293	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,957,230	1,534,877	2,520,821	2,794,933	3,846,032	5,036,263	7,557,120	6,845,313	5,865,426	6,625,400	8,986,081	4,173,247	7,004,101	-	-	-	64,746,844	0.16%
	Current and Less Than 30 Days Past Due	1,957,230	1,534,877	2,520,821	2,794,933	3,846,032	5,036,263	7,557,120	6,845,313	5,865,426	6,625,400	8,986,081	4,173,247	7,004,101	-	-	-	64,746,844	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,497,297,373	1,101,800,895	1,568,420,144	2,189,945,659	2,893,574,956	3,616,821,980	4,264,087,646	4,426,368,346	4,271,455,827	3,993,478,749	3,327,853,014	3,326,955,621	3,362,491,242	680,997,022	75,053,693	14,796,133	40,611,398,299	100.00%
	Current and Less Than 30 Days Past Due	1,496,750,670	1,101,605,423	1,568,262,232	2,186,162,063	2,891,085,534	3,615,513,627	4,261,032,125	4,424,185,987	4,267,983,474	3,990,990,149	3,325,449,915	3,325,021,041	3,361,436,208	680,214,080	74,688,174	14,796,133	40,585,176,834	99.94%
	30 to 59 Days Past Due	527,454	195,472	157,912	3,499,148	2,410,012	1,308,353	2,762,716	1,440,126	2,739,875	1,750,304	1,795,574	1,575,718	563,344	782,942	-	-	21,508,949	0.05%
	60 to 89 Days Past Due	19,249	-	-	284,447	79,411	-	292,806	742,233	732,478	738,296	607,525	358,862	491,690	-	365,519	-	4,712,516	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2019
Distribution Date:	11/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	18,790,420	16,242,378	23,761,194	34,496,442	32,680,881	39,879,379	41,745,913	44,881,965	45,939,697	59,671,689	49,769,094	54,382,438	144,980,491	7,383,053	316,714	590,491	615,512,238	1.52%
<=599	3,861,360	4,883,025	5,607,922	13,545,704	19,697,268	17,904,825	25,900,535	27,493,561	28,828,474	28,480,574	18,544,537	22,823,299	18,643,014	6,065,575	727,916	-	243,007,589	0.60%
600-650	9,408,841	8,749,088	12,354,581	24,872,022	36,353,600	51,524,745	62,673,127	74,263,826	65,063,506	55,928,905	60,632,085	47,022,795	57,989,647	11,870,801	3,173,059	-	581,880,628	1.43%
651-700	37,104,127	25,933,132	47,549,543	86,976,845	122,470,343	156,148,257	203,122,829	228,270,625	209,911,037	194,518,093	165,740,070	160,089,080	151,539,508	31,028,461	5,224,104	3,403,713	1,829,029,767	4.50%
701-750	98,287,983	86,014,487	121,960,546	192,711,905	262,139,151	378,392,100	476,964,542	502,359,650	504,322,113	472,819,982	403,227,984	453,667,315	445,981,380	97,813,500	12,844,107	2,009,893	4,511,516,638	11.11%
751-800	179,082,332	141,751,906	210,136,264	321,691,043	455,969,163	610,584,940	727,609,050	778,590,016	761,353,861	708,121,741	589,387,307	626,379,102	592,796,942	143,223,841	19,662,700	4,743,222	6,871,083,429	16.92%
>800	1,150,762,311	818,226,879	1,147,050,094	1,515,651,696	1,964,264,551	2,362,387,734	2,726,071,650	2,770,508,703	2,656,037,140	2,473,937,764	2,040,551,936	1,962,591,591	1,950,560,259	383,611,792	33,105,094	4,048,814	25,959,368,010	63.92%
Total	1,497,297,373	1,101,800,895	1,568,420,144	2,189,945,659	2,893,574,956	3,616,821,980	4,264,087,646	4,426,368,346	4,271,455,827	3,993,478,749	3,327,853,014	3,326,955,621	3,362,491,242	680,997,022	75,053,693	14,796,133	40,611,398,299	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.